Related Parties (Tables)	12 Months Ended
Dec. 31, 2016
Receivables/ (Payables) to Affiliates

The Company reported the following receivables/ (payables) to affiliates as of December 31, 2016 and 2015 ($ in thousands):

	December 31, 2016	December 31, 2015
Resolution	$(2,795)	$(2,623)
Lanis	$(1,898)	$(1,742)

Predecessor
Schedule of Ceded Reinsurance Agreements Reported in Statements of Operations and Comprehensive Income

The following table summarizes amounts that were ceded to ALIC under reinsurance agreements and reported net in the Statements of Operations and Comprehensive Income:

($ in thousands)	Period from January 1, 2014 through March 31, 2014
Premiums and contract charges	$244,797
Interest credited to contractholder funds, contract benefits and expenses	336,122